Fair values (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Disclosure of Fair Value of Assets and Liabilities Carried at Fair Value by category	The following table provides the carrying amounts and fair values of the Group's financial assets and liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		As at 31 December 2025
		Carrying amount	Level 1	Level 2	Level 3	Total fair value
		€ million	€ million	€ million	€ million	€ million
Financial assets measured at fair value
Cash and cash equivalents (A)		115	115	—	—	115
Derivatives	Note 13	118	—	118	—	118
Equity investments at fair value through other comprehensive income	Note 26	21	—	—	21	21
Financial liabilities measured at fair value
Derivatives	Note 13	246	—	246	—	246
Financial liabilities not measured at fair value
Borrowings	Note 14	10,694	—	10,129	—	10,129

		As at 31 December 2024
		Carrying amount	Level 1	Level 2	Level 3	Total fair value
		€ million	€ million	€ million	€ million	€ million
Financial assets measured at fair value
Cash and cash equivalents (A)		241	241	—	—	241
Derivatives	Note 13	200	—	200	—	200
Equity investments at fair value through other comprehensive income	Note 26	14	—	—	14	14
Financial liabilities measured at fair value
Derivatives	Note 13	206	—	206	—	206
Financial liabilities not measured at fair value
Borrowings	Note 14	11,331	—	10,680	—	10,680
(A)The amount is comprised of investments in money market funds which are classified as financial assets at fair value through profit or loss, as these do not meet the solely payments of principle and interest (SPPI) criterion.